Note 6 - Operating (Loss) Profit - Charges to Operating Profit (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Amortization of intangible assets	$ 223	$ 990	$ 840	$ 548
Depreciation of property, plant and equipment	214	430	420	103
Gain/(loss) on foreign exchange			59
Auditors’ remuneration – audit fees	97	253	414	246
Auditors’ remuneration – audit related services		26		57
Auditors’ remuneration – tax services		28	13
Directors emoluments	104	611	1,131	1,705
Gain/(loss) on disposal of assets	38	(2,615)	1,356
Land and buildings [member]
Statement Line Items [Line Items]
Operating lease costs		548	304	174
Vehicles [member]
Statement Line Items [Line Items]
Operating lease costs		65
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Operating lease costs		$ 33